Note 7 - Other Equity - Stock Option Fair Value Assumptions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Weighted average risk-free interest rate	2.39%	1.24%
Expected dividend yield
Weighted average expected volatility	93.90%	100.20%
Weighted average expected life of options (in years)	5	5
Weighted average grant date fair value	$ 2.14	$ 0.81